Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Boston Trust Walden Funds
Entity Central Index Key	0000882748
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Boston Trust Asset Management Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Asset Management Fund
Class Name	Boston Trust Asset Management Fund
Trading Symbol	BTBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$ 40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 513,528,251
Holdings Count | Holding	91
Investment Company, Portfolio Turnover	2.89%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 513,528,251
Total number of portfolio holdings	91
Portfolio turnover rate for the period	2.89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investmen
t m
akeup of the Fund,
re
pr
esenting
pe
rce
ntages
of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.8%
Microsoft Corp.	5.4%
Alphabet, Inc., Class C	5.2%
JPMorgan Chase & Co.	4.4%
NVIDIA Corp.	3.5%
Visa, Inc., Class A	3.2%
U.S. Treasury Bond	3.0%
U.S. Treasury Note	2.6%
Alphabet, Inc., Class A	2.6%
Johnson & Johnson	2.5%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	6.8%
Microsoft Corp.	5.4%
Alphabet, Inc., Class C	5.2%
JPMorgan Chase & Co.	4.4%
NVIDIA Corp.	3.5%
Visa, Inc., Class A	3.2%
U.S. Treasury Bond	3.0%
U.S. Treasury Note	2.6%
Alphabet, Inc., Class A	2.6%
Johnson & Johnson	2.5%

Boston Trust Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Equity Fund
Class Name	Boston Trust Equity Fund
Trading Symbol	BTEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$ 42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 243,840,456
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	2.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 243,840,456
Total number of portfolio holdings	51
Portfolio turnover rate for the period	2.67%

Holdings [Text Block]

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net
assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc., Class C	9.2%
Apple, Inc.	7.5%
Microsoft Corp.	6.6%
JPMorgan Chase & Co.	5.5%
NVIDIA Corp.	4.9%
Visa, Inc., Class A	3.9%
W.W. Grainger, Inc.	3.6%
Johnson & Johnson	3.0%
Exxon Mobil Corp.	2.8%
Costco Wholesale Corp.	2.5%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Alphabet, Inc., Class C	9.2%
Apple, Inc.	7.5%
Microsoft Corp.	6.6%
JPMorgan Chase & Co.	5.5%
NVIDIA Corp.	4.9%
Visa, Inc., Class A	3.9%
W.W. Grainger, Inc.	3.6%
Johnson & Johnson	3.0%
Exxon Mobil Corp.	2.8%
Costco Wholesale Corp.	2.5%

Boston Trust Midcap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Midcap Fund
Class Name	Boston Trust Midcap Fund
Trading Symbol	BTMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 171,409,414
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	13.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 171,409,414
Total number of portfolio holdings	74
Portfolio turnover rate for the period	13.25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total
net assets of the Fund.
TOP TEN HOLDINGS
Mettler-Toledo International, Inc.	2.3%
Teradyne, Inc.	2.2%
Paychex, Inc.	2.1%
SEI Investments Co.	2.1%
Hubbell, Inc.	2.1%
Fortinet, Inc.	2.0%
TE Connectivity PLC	2.0%
Nordson Corp.	1.9%
Keysight Technologies, Inc.	1.9%
Edwards Lifesciences Corp.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Mettler-Toledo International, Inc.	2.3%
Teradyne, Inc.	2.2%
Paychex, Inc.	2.1%
SEI Investments Co.	2.1%
Hubbell, Inc.	2.1%
Fortinet, Inc.	2.0%
TE Connectivity PLC	2.0%
Nordson Corp.	1.9%
Keysight Technologies, Inc.	1.9%
Edwards Lifesciences Corp.	1.9%

Boston Trust SMID Cap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust SMID Cap Fund
Class Name	Boston Trust SMID Cap Fund
Trading Symbol	BTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 779,856,792
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	22.61%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 779,856,792
Total number of portfolio holdings	75
Portfolio turnover rate for the period	22.61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
NetApp, Inc.	2.1%
Snap-on, Inc.	2.0%
Cincinnati Financial Corp.	2.0%
Nordson Corp.	2.0%
IDEX Corp.	2.0%
Medpace Holdings, Inc.	1.9%
F5, Inc.	1.9%
Qualys, Inc.	1.9%
SEI Investments Co.	1.8%
Applied Industrial Technologies, Inc.	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NetApp, Inc.	2.1%
Snap-on, Inc.	2.0%
Cincinnati Financial Corp.	2.0%
Nordson Corp.	2.0%
IDEX Corp.	2.0%
Medpace Holdings, Inc.	1.9%
F5, Inc.	1.9%
Qualys, Inc.	1.9%
SEI Investments Co.	1.8%
Applied Industrial Technologies, Inc.	1.8%

Boston Trust Walden Balanced Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Balanced Fund
Class Name	Boston Trust Walden Balanced Fund
Trading Symbol	WSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$ 49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 142,522,061
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	0.38%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 142,522,061
Total number of portfolio holdings	76
Portfolio turnover rate for the period	0.38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Note	7.3%
Applied Materials, Inc.	6.2%
U.S. Treasury Bond	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	4.8%
Alphabet, Inc., Class A	4.2%
KLA Corp.	3.3%
JPMorgan Chase & Co.	3.3%
NVIDIA Corp.	3.1%
U.S. Treasury Inflation Indexed Note	2.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Note	7.3%
Applied Materials, Inc.	6.2%
U.S. Treasury Bond	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	4.8%
Alphabet, Inc., Class A	4.2%
KLA Corp.	3.3%
JPMorgan Chase & Co.	3.3%
NVIDIA Corp.	3.1%
U.S. Treasury Inflation Indexed Note	2.9%

Boston Trust Walden Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Equity Fund
Class Name	Boston Trust Walden Equity Fund
Trading Symbol	WSEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$ 49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 221,125,438
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.19%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 221,125,438
Total number of portfolio holdings	50
Portfolio turnover rate for the period	5.19%

Holdings [Text Block]

Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	9.1%
Alphabet, Inc., Class C	7.1%
Microsoft Corp.	7.1%
Applied Materials, Inc.	7.0%
JPMorgan Chase & Co.	4.8%
NVIDIA Corp.	4.0%
Visa, Inc., Class A	3.9%
KLA Corp.	3.7%
Alphabet, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	9.1%
Alphabet, Inc., Class C	7.1%
Microsoft Corp.	7.1%
Applied Materials, Inc.	7.0%
JPMorgan Chase & Co.	4.8%
NVIDIA Corp.	4.0%
Visa, Inc., Class A	3.9%
KLA Corp.	3.7%
Alphabet, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%

Boston Trust Walden Midcap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Midcap Fund
Class Name	Boston Trust Walden Midcap Fund
Trading Symbol	WAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 155,267,103
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	13.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 155,267,103
Total number of portfolio holdings	72
Portfolio turnover rate for the period	13.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Fortinet, Inc.	2.8%
Mettler-Toledo International, Inc.	2.4%
Teradyne, Inc.	2.2%
Eversource Energy	2.2%
Paychex, Inc.	2.1%
Hubbell, Inc.	2.1%
SEI Investments Co.	2.1%
TE Connectivity PLC	2.0%
Keysight Technologies, Inc.	1.9%
Essential Utilities, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Fortinet, Inc.	2.8%
Mettler-Toledo International, Inc.	2.4%
Teradyne, Inc.	2.2%
Eversource Energy	2.2%
Paychex, Inc.	2.1%
Hubbell, Inc.	2.1%
SEI Investments Co.	2.1%
TE Connectivity PLC	2.0%
Keysight Technologies, Inc.	1.9%
Essential Utilities, Inc.	1.9%

Boston Trust Walden SMID Cap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden SMID Cap Fund
Class Name	Boston Trust Walden SMID Cap Fund
Trading Symbol	WASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 307,459,260
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	21.36%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 307,459,260
Total number of portfolio holdings	68
Portfolio turnover rate for the period	21.36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.6%
IDEX Corp.	2.4%
Hubbell, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
NetApp, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Acuity, Inc.	2.1%
Nordson Corp.	2.0%
F5, Inc.	2.0%
Qualys, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.6%
IDEX Corp.	2.4%
Hubbell, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
NetApp, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Acuity, Inc.	2.1%
Nordson Corp.	2.0%
F5, Inc.	2.0%
Qualys, Inc.	1.9%

Boston Trust Walden Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Small Cap Fund
Class Name	Boston Trust Walden Small Cap Fund
Trading Symbol	BOSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$ 53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 1,055,947,653
Holdings Count | Holding	71
Investment Company, Portfolio Turnover	13.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 1,055,947,653
Total number of portfolio holdings	71
Portfolio turnover rate for the period	13.43%

Holdings [Text Block]

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Watts Water Technologies, Inc., Class A	2.7%
Applied Industrial Technologies, Inc.	2.5%
A10 Networks, Inc.	2.4%
Axcelis Technologies, Inc.	2.4%
Littelfuse, Inc.	2.4%
Plexus Corp.	2.2%
UFP Technologies, Inc.	2.2%
Cavco Industries, Inc.	2.0%
Globus Medical, Inc., Class A	2.0%
Valmont Industries, Inc.	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Watts Water Technologies, Inc., Class A	2.7%
Applied Industrial Technologies, Inc.	2.5%
A10 Networks, Inc.	2.4%
Axcelis Technologies, Inc.	2.4%
Littelfuse, Inc.	2.4%
Plexus Corp.	2.2%
UFP Technologies, Inc.	2.2%
Cavco Industries, Inc.	2.0%
Globus Medical, Inc., Class A	2.0%
Valmont Industries, Inc.	2.0%

Boston Trust Walden International Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden International Equity Fund
Class Name	Boston Trust Walden International Equity Fund
Trading Symbol	WIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$ 47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 235,061,413
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	8.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 235,061,413
Total number of portfolio holdings	66
Portfolio turnover rate for the period	8.07%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	4.5%
Royal Bank of Canada	3.0%
Roche Holding AG	3.0%
Schneider Electric SE	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.5%
DBS Group Holdings Ltd.	2.5%
Air Liquide SA	2.3%
Next PLC	2.3%
Atlas Copco AB, Class B	2.2%
Assa Abloy AB, Class B	2.2%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding NV	4.5%
Royal Bank of Canada	3.0%
Roche Holding AG	3.0%
Schneider Electric SE	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.5%
DBS Group Holdings Ltd.	2.5%
Air Liquide SA	2.3%
Next PLC	2.3%
Atlas Copco AB, Class B	2.2%
Assa Abloy AB, Class B	2.2%